PURCHASE COMMITMENTS (Tables)	12 Months Ended
Dec. 31, 2025
PURCHASE COMMITMENTS
Schedule of commitments details

	As of December 31,
	2025	2024
Committed within one year	736,136	545,383
Committed beyond one year	827,932	759,018
	1,564,068	1,304,401